SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 18 -           SUBSEQUENT EVENTS

Establishment of new subsidiary

On October 11,2021, Dalian Ruikai Taifu Investment Management Co. LTD (“Ruikai Taifu”) was established under the laws of the PRC. Full Shine owns 60% interest in Ruikai Taifu.